7 Cash and cash equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents		R$ 3,532	R$ 5,026
Cash and bank accounts [member] | Brazil [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents		64	67
Cash and bank accounts [member] | Abroad [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	[1]	29	3,024
financial investments [member] | Brazil [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	[2]	3,439	1,810
financial investments [member] | Abroad [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	[3]		R$ 125

[1]	On December 31, 2020, the Company has funds held abroad, being R$24 in US dollars and R$5 in Colombian pesos; (ii) On December 31, 2019, the balance refers to funds from the Exito Group, being R$73 in Argentina, R$254 in Uruguay and R$2,697 in Colombian.
[2]	On December 31, 2020, the financial investments correspond to the repurchase and resale agreements, yielded by the weighted average of 96.96% of CDI - Interbank Deposit Certificate (87.71% of CDI on December 31, 2019) and redeemable within terms less than 90 days, as of the date of investment, without losing income.
[3]	Refers to funds invested abroad, of which R$20 are denominated in Argentinian pesos, R$4 are denominated in Uruguayan pesos and R$101 are denominated in Colombia pesos.